GMO Global Asset Allocation Fund Investment Objectives and Goals - GMO Global Asset Allocation Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GMO GLOBAL ASSET ALLOCATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO consisting of 65% MSCI ACWI and 35% Bloomberg U.S. Aggregate Index.